Income Taxes - Summary of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal	$ (376,152)	$ (113,389)
Foreign	185,608	(55,586)
Loss before income taxes	$ (190,544)	$ (168,975)